Share-based compensation	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

14	Share-based compensation

	For the six-month ended June 30,
	2024	2025	2025
	S$’000	S$’000	US$’000

Share-based compensation	9,807	1,542	1,212

In June 2024, the Company issued 1,500,000 Class A Ordinary Shares of the Company to certain consultants. The consulting services provided by the Consultants to the Company pursuant to the Consulting Agreements include: review and provide advice on the Company’s strategic plans; meet with focus groups and interested parties to discuss the Company’s strategic plans; provide advice on how best to position the Company and its subsidiaries in the future; propose potential acquisition targets for the Company and its subsidiaries; and assist in dealing with the corporate matters entrusted to the Consultants by the Company and its subsidiaries.

The fair value of the Class A Ordinary Shares issued to consultants was measured based on the closing market share price of US$4.84 per share.

During the period ended June 30, 2024, the Company recognized share-based compensation of S$9,807,000 (US$7,237,000) in the consolidated statements of operations and comprehensive loss.

In March 2025, the Company issued 3,000,000 Class B Ordinary Shares of the Company, to Mr. Terence Zou, the Chairman of the Board of Directors and Chief Executive Officer of the Company, to recognize his significant contribution to the Company’s business operations for the financial year 2024.

The fair value of the Class A Ordinary Shares issued to Mr. Terence Zou was measured based on the closing market share price of US$0.3895 per share.

During the period ended June 30, 2025, the Company recognized share-based compensation of S$1,542,000 (US$1,212,000) in the consolidated statements of operations and comprehensive loss.